SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Schedule of non-cash investing and financing activities and other supplemental data
The Company's non-cash investing and financing activities and other supplemental data were as follows:

	Nine Months Ended September 30,
	2017	2016
Non-Cash Investing and Financing Activities:
Continuing Operations:
Conversion of notes payable to affiliates and related parties of $1,750,000 (together with accrued and unpaid interest and applicable premium) to common stock (See Note 9)	$2,264,252	$—
Property and equipment accrued but unpaid	84,847	83,722
Leasehold improvements paid by landlord	3,998	—
Notes payable to vendor	25,879	—
Supplemental Data:
Cash interest paid	1,481,363	931,345
Income taxes paid, net	26,396	5,342

        During 2016, the Company's non-cash investing and financing activities and other supplemental data were as follows:

Non-Cash Investing and Financing Activities:
Continuing Operations:
Property and equipment accrued but unpaid	$155,653
Distributions declared but not paid	79,617
Notes payable to vendor	12,449
Deferred financing costs accrued but unpaid	2,570
Supplemental Data:
Cash interest paid	1,092,114
Income taxes paid, net	1,538